SHARE-BASED PAYMENTS - Schedule of Assumptions Used for Calculating Benefit Plans (Details)	12 Months Ended
Dec. 31, 2021 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	0.49%
Weighted average expected life	3 years 3 months 18 days
Weighted average expected volatility (in percent)	28.00%
Weighted average expected dividend yield (in percent)	3.10%
Weighted average share price (in GBP per share)	£ 0.45
Weighted average exercise price (in GBP per share)	£ 0.39
Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	0.12%
Weighted average expected life	1 year 3 months 18 days
Weighted average expected volatility (in percent)	30.00%
Weighted average expected dividend yield (in percent)	3.20%
Weighted average share price (in GBP per share)	£ 0.47
Weighted average exercise price (in GBP per share)	£ 0
Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	0.16%
Weighted average expected life	3 years 4 months 24 days
Weighted average expected volatility (in percent)	31.00%
Weighted average expected dividend yield (in percent)	3.10%
Weighted average share price (in GBP per share)	£ 0.40
Weighted average exercise price (in GBP per share)	£ 0
Group Chief Executive buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	0.26%
Weighted average expected life	2 years 9 months 18 days
Weighted average expected volatility (in percent)	31.00%
Weighted average expected dividend yield (in percent)	3.10%
Weighted average share price (in GBP per share)	£ 0.44
Weighted average exercise price (in GBP per share)	£ 0